Significant Concentrations	12 Months Ended
Dec. 31, 2011
Significant Concentrations
15. Significant Concentrations

The Company does business with most major international pharmaceutical companies. Provision for doubtful debts at December 31, 2011 comprises:

	December 31,	December 31,
	2011	2010
	(in thousands)
Opening provision	$3,284	$5,210
Amounts used during the year	(945)	(2,192)
Amounts provided during the year	4,190	3,414
Amounts released during the year	(1,003)	(3,148)

Closing provision	$5,526	$3,284